Federal Life Variable Annuity Account A
(A Unit Investment Trust)
Annual Report
December 31, 2023
Annual Report of
Federal Life Variable Annuity Account A
Prepared and Provided by:
Federal Life Insurance Company
3750 West Deerfield Road
Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A
(A Unit Investment Trust)
Annual Report
December 31, 2023
Contents
Statement of Assets and Liabilities 1-2
Statements of Operations and Changes in Net Assets 3-5
Notes to Financial Statements 6-15
Report of Independent Registered Public Accounting Firm 16
Report of Independent Registered Public Accounting Firm on Internal Controls Required by the SEC under Form N-CEN 17-18

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2023
Assets:
Investments at Fair Value (Note B)
Vanguard Wellesley Income Fund Number of Shares Share Value Total Value
Admiral Class Non-Qualified Shares (Cost $1,099,106) 21,856.104 $ 60.43 $ 1,320,764
Vanguard Long-Term Corporate Fund
Investor Class Qualified Shares (Cost $25) 5.894 $ 8.13 48
Admiral Class Non-Qualified Shares (Cost $618,846) 65,950.339 $ 8.13 536,176
Vanguard Windsor Fund
Admiral Class Qualified Shares (Cost $515,950) 13,336.314 $ 72.43 965,949
Admiral Class Non-Qualified Shares (Cost $6,744,418) 205,737.674 $ 72.43 14,901,580
Vanguard Wellington Fund
Admiral Class Qualified Shares (Cost $73,493) 2,093.897 $ 71.40 149,504
Admiral Class Non-Qualified Shares (Cost $4,016,257) 101,768.807 $ 71.40 7,266,293
Vanguard U.S. Growth Fund (See Note B)
Admiral Class Qualified Shares (Cost $27,960) 592.931 $ 146.69 86,977
Admiral Class Non-Qualified Shares (Cost $858,977) 17,940.798 $ 146.69 2,631,736
Vanguard Federal Money Market Fund
Investor Class Qualified Shares (Cost $257,397) 257,396.730 $ 1.00 257,397
Investor Class Non-Qualified Shares (Cost $736,084) 736,083.870 $ 1.00 736,084
Total Investments     28,852,508
Funds held by Federal Life Insurance Company     403,074
Total Assets     29,255,582
Liabilities
Total Liabilities     -
Total Net Assets Attributable to Variable Annuity Contract Owners     $ 29,255,582

See notes to financial statements.

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (Continued)
December 31, 2023
Net Assets Attributable to Variable Annuity Contract Owners Number of Units Unit Value Total Value
Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Accumulation Units 29,752.724 $ 44.24 $ 1,316,286
Vanguard Long-Term Corporate Fund
Investor Class Qualified Accumulation Units 0.000 $ 22.56 0
Admiral Class Non-Qualified Accumulation Units 23,142.867 $ 23.26 538,242
Vanguard Windsor Fund
Admiral Class Qualified Accumulation Units 5,868.905 $ 155.06 910,036
Reserve for Payout Annuity     556,080
Admiral Class Non-Qualified Accumulation Units 137,179.541 $ 108.26 14,850,413
Reserve for Payout Annuity     -
Vanguard Wellington Fund
Admiral Class Qualified Accumulation Units 2,248.605 $ 66.22 148,896
Admiral Class Non-Qualified Accumulation Units 109,011.720 $ 66.22 7,218,424
Vanguard U.S. Growth Fund
Admiral Class Qualified Accumulation Units 460.816 $ 174.67 80,493
Admiral Class Non-Qualified Accumulation Units 15,191.177 $ 174.67 2,653,505
Vanguard Federal Money Market Fund
Investor Class Qualified Accumulation Units 54,672.310 $ 4.70 256,728
Investor Class Non-Qualified Accumulation Units 154,709.870 $ 4.70 726,479
Total Assets Attributable to Variable Annuity Contract Owners     $ 29,255,582

See notes to financial statements.

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
  Vanguard Wellesley Income Fund
Admiral Class Admiral Class
Non-Qualified Non-Qualified
2023 2022
Income - Reinvested dividends $ 44,511 $ 38,986
Expense - Mortality and expense 10,620 11,051
Net investment income 33,891 27,935
Net realized gain (loss) on investments 17,051 53,666
Net unrealized gain (loss) on investments 25,851 (210,653)
Increase (decrease) in net assets from
operations 76,793 (129,052)
Transfers, purchases, and redemptions (12,411) (177,353)
Increase (decrease) in net assets 64,382 (306,405)
Net assets, beginning of year 1,251,904 1,558,309
Net assets, end of year $ 1,316,286 $ 1,251,904

  Investor Class
Qualified
2023 Vanguard Long-Term Corporate Fund
Investor Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class
Non-Qualified
2022
Income - Reinvested dividends $ 2 $ 2 $ 24,370 $ 22,035
Expense - Mortality and expense 0   0 4,301 4,621
Net investment income 2   2 20,069 17,414
Net realized gain (loss) on investments 0   0 0 0
Net unrealized gain (loss) on investments (2)   (2) 21,857 (193,617)
Increase (decrease) in net assets from
operations 0   0 41,926 (176,203)
Transfers, purchases, and redemptions 0   0 0 0
        . .
Increase (decrease) in net assets 0   0 41,926 (176,203)
Net assets, beginning of year 0   0 496,316 672,519
Net assets, end of year $ 0 $ 0 $ 538,242 $ 496,316

See notes to financial statements.

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (Continued)
For the Years Ended December 31, 2023 and 2022
  Admiral Class
Qualified
2023 Vanguard Windsor Fund
Admiral Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class
Non-Qualified
2022
Income - Reinvested dividends $ 39,309 $ 14,912 $ 608,190 $ 234,691
Expense - Mortality and expense 7,509 11,580 117,605 126,829
Net investment income 31,800 3,332 490,585 107,862
Net realized gain (loss) on investments 35,564 104,208 548,635 1,605,557
Net unrealized gain (loss) on investments 89,358 (107,647) 806,520 (2,281,838)
Increase (decrease) in net assets from
operations 156,722 (107) 1,845,740 (568,419)
Transfers, purchases, and redemptions (34,850) (103,353) (533,026) (1,534,591)
Increase (decrease) in net assets 121,872 (103,460) 1,312,714 (2,103,010)
Net assets, beginning of year 1,344,244 1,447,704 13,537,699 15,640,709
Net assets, end of year $ 1,466,116 $ 1,344,244 $ 14,850,413 $ 13,537,699

  Admiral Class
Qualified
2023 Vanguard Wellington Fund
Investor Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class
Non-Qualified
2022
Income - Reinvested dividends $ 3,334 $ 2,878 $ 162,072 $ 139,989
Expense - Mortality and expense 1,158 1,151 56,152 55,845
Net investment income 2,176 1,727 105,920 84,144
Net realized gain (loss) on investments 5,352 7,331 260,131 356,501
Net unrealized gain (loss) on investments 10,119 (32,195) 489,675 (1,563,244)
Increase (decrease) in net assets from
operations 17,647 (23,137) 855,726 (1,122,599)
Transfers, purchases, and redemptions 0 0 (3,953) (1,830)
Increase (decrease) in net assets 17,647 (23,137) 851,773 (1,124,429)
Net assets, beginning of year 131,249 154,386 6,366,651 7,491,080
Net assets, end of year $ 148,896 $ 131,249 $ 7,218,424 $ 6,366,651

See notes to financial statements.

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (Continued)
For the Years Ended December 31, 2023 and 2022
  Vanguard U.S. Growth Fund (See Note B)
Admiral Class Admiral Class Admiral Class Admiral Class
Qualified Qualified Non-Qualified Non-Qualified
2023 2022 2023 2022
Income - Reinvested dividends $ 318 $ 356 $ 9,636 $ 9,116
Expense - Mortality and expense 584   783 21,707 19,200
Net investment gain (loss) (266)   (427) (12,071) (10,084)
Net realized gain (loss) on investments 0   0 0 0
Net unrealized gain (loss) on investments 24,785   (54,814) 921,397 (1,269,824)
Increase (decrease) in net assets from
operations 24,519   (55,241) 909,326 (1,279,908)
Transfers, purchases, and redemptions (13,333)   (60,000) (134,119) (80,648)
Increase (decrease) in net assets 11,186   (115,241) 775,207 (1,360,556)
Net assets, beginning of year 69,307   184,548 1,878,298 3,238,854
Net assets, end of year $ 80,493 $ 69,307 $ 2,653,505 $ 1,878,298

  Investor Class
Qualified
2023 Vanguard Federal Money Market Fund
Investor Class Investor Class
Qualified Non-Qualified
2022 2023 Investor Class
Non-Qualified
2022
Income - Reinvested dividends $ 6,193 $ 580 $ 35,786 $ 11,429
Expense - Mortality and expense 1,000   316 6,031 6,271
Net investment gain (loss) 5,193   264 29,755 5,158
Net realized gain (loss) on investments 0   0 0 0
Net unrealized gain (loss) on investments (68)   (15) (574) (299)
Increase (decrease) in net assets from
operations 5,125   249 29,181 4,859
Transfers, purchases, and redemptions 214,167   (2,500) 0 (87,062)
Increase (decrease) in net assets 219,292   (2,251) 29,181 (82,203)
Net assets, beginning of year 37,436   39,687 697,298 779,501
Net assets, end of year $ 256,728 $ 37,436 $ 726,479 $ 697,298

See notes to financial statements.

Federal Life Variable Annuity Account A
Notes to Financial Statements
December 31, 2023
Note A - The Account: Organization and Basis of Presentation
Federal Life Variable Annuity Account A (the Account) is a separate account of Federal Life Insurance Company (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows the accounting and reporting guidance as required under ASC 946, Financial Services - Investment Companies.
Under applicable insurance law, the assets and liabilities of the Account are identified and distinguished from Federal Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
The Account has evaluated the recognition and disclosure of subsequent events for its 2023 financial statements through February 22, 2024, the date the financial statements were issued.
Note B - Investments
The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.
As of April 5, 2019, Vanguard Morgan Growth Fund merged with Vanguard U.S. Growth Fund. On this date, all invested assets in the Vanguard Morgan Growth Fund were transferred to the Vanguard U.S. Growth Fund. All mention of the Vanguard U.S. Growth Fund in this report prior to this date, refer to the original Vanguard Morgan Growth Fund.
The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:
  2023   2022
 Purchases Sales   Purchases Sales
Vanguard Wellesley Income Fund $ 0 $ 12,411 $ 0 $ 177,353
Vanguard Windsor Fund 0 567,876   0 1,637,944
Vanguard Wellington Fund 0 3,953   0 1,830
Vanguard U.S. Growth Fund 384,106 531,558   0 140,648
Vanguard Federal Money Market Fund 250,000 35,833   0 89,562
Total $ 634,106 $ 1,151,631 $ 0 $ 2,047,337

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note C - Mortality and Expense Assurances
Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Portfolios.
Note D - Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made to the Account for federal income taxes for these amounts. Federal Life will review this tax accounting in the event of changes in tax law. Such changes in the law may result in a charge for federal income taxes.
Note E - Changes in Units Outstanding
  Vanguard Wellesley Income Fund
Admiral Class Admiral Class
Non-Qualified Non-Qualified
2023 2022
Unit value, beginning of year $ 45.77 $ 45.77
Unit value, end of year $ 44.24 $ 41.67
Number of units outstanding, beginning of year 30,044.881 34,046.005
Net contract purchase payments 0 0
Withdrawals (292.157) (4,001.124)
Transfers between Account divisions, net 0 0
Number of units outstanding, end of year 29,752.724 30,044.881

  Investor Class
Qualified
2023 Vanguard Long-Term Corporate Fund
Investor Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class Non-Qualified
2022
Unit value, beginning of year $ 28.24 $ 28.24 $ 29.06 $ 29.06
Unit value, end of year $ 22.56 $ 20.82 $ 23.26 $ 21.45
Number of units outstanding, beginning of year 0   0   23,142.867 23,142.867
Net contract purchase payments 0   0   0 0
Withdrawals 0   0   0 0
Transfers between Account divisions, net 0   0   0 0
Number of units outstanding, end of year 0   0   23,142.867 23,142.867

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note E - Changes in Units Outstanding (Continued)
  Admiral Class
Qualified
2023 Vanguard Windsor Fund
Admiral Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class Non-Qualified
2022
Unit value, beginning of year $ 141.29 $ 141.29 $ 98.64 $ 98.64
Unit value, end of year $ 155.06 $ 135.95 $ 108.26 $ 94.91
Number of units outstanding, beginning of year 6,004.047 6,042.137 142,564.521 158,493.035
Net contract purchase payments 0 0 0 0
Withdrawals (135.141) (38.091) (5,384.980) (11,961.997)
Transfers between Account divisions, net 0 0 0 (3,966,517)
Number of units outstanding, end of year 5,868.907 6,004.047 137,179.541 142,564.521

  Admiral Class
Qualified
2023   Vanguard Wellington Fund
Investor Class Admiral Class
Qualified Non-Qualified
2022 2023 Admiral Class Non-Qualified
2022
Unit value, beginning of year $ 68.66 $ 68.66 $ 68.66 $ 68.66
Unit value, end of year $ 66.22 $ 58.37 $ 66.22 $ 58.37
Number of units outstanding, beginning of year 2,248.605   2,248.605   109,075.957 109,106.034
Net contract purchase payments 0   0   0 0
Withdrawals 0   0   (64.237) (30.077)
Transfers between Account divisions, net 0   0   0 0
Number of units outstanding, end of year 2,248.605   2,248.605   109,011.720 109,075.957

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note E - Changes in Units Outstanding (Continued)
  Vanguard U.S. Growth Fund (See Note B)
Admiral Class Admiral Class Admiral Class
Qualified Qualified Non-Qualified
2023 2022 2023 Admiral Class Non-Qualified
2022
Unit value, beginning of year $ 202.36 $ 202.36 $ 202.36 $ 202.36
Unit value, end of year $ 174.67 $ 121.23 $ 174.67 $ 121.23
Number of units outstanding, beginning of year 571.711 911.988 15,494.045 16,005.556
Net contract purchase payments 0 0 2,949.977 0
Withdrawals (110.894) (340.277) (724.490) (511.511)
Transfers between Account divisions, net 0 0 (2,528.355) 0
Number of units outstanding, end of year 460.817 571.711 15,191.177 15,494.045

  Investor Class
Qualified
2023 Vanguard Federal Money Market Fund
Investor Class Investor Class
Qualified Non-Qualified
2022 2023 Investor Class Non-Qualified
2022
Unit value, beginning of year $ 4.48 $ 4.48 $ 4.48 $ 4.48
Unit value, end of year $ 4.70 $ 4.51 $ 4.70 $ 4.51
Number of units outstanding, beginning of year 8,305.902   8,864.552 154,709.873 174,110.355
Net contract purchase payments 54,210.544   0 0 0
Withdrawals (7,844.135)   (558.650) 0 (19,400.482)
Transfers between Account divisions, net 0   0 0 0
Number of units outstanding, end of year 54,672.311   8,305.902 154,709.873 154,709.873

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31
Vanguard Wellesley Income Fund
Admiral Class Non-Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 29,752.724 $ 44.24 $ 1,316,286 3.47% 0.85% 6.13%
2022 30,044.881   41.67 1,251,904 2.77% 0.85% -8.28%
2021 34,046.005   45.77 1,558,309 3.42% 0.85% 7.46%
2020 37,212.708   42.52 1,582,184 3.04% 0.85% 7.41%
2019 39,516.075   39.51 1,561,167 3.40% 0.85% 17.56%

Vanguard Long-Term Corporate Fund
Investor Class Qualified
Year Units Unit Value   Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 0.000 $ 22.56 $ 0 0.00% 0.85% 0.00%
2022 0.000 20.82   0 0.00% 0.85% 0.00%
2021 0.000 28.24   0 0.00% 0.85% 0.00%
2020 0.000 29.18   0 0.00% 0.85% 0.00%
2019 0.000 25.51   0 0.00% 0.85% 0.00%

Vanguard Long-Term Corporate Fund
Admiral Class Non-Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 23,142.867 $ 23.26 $ 538,242 4.71% 0.85% 8.45%
2022 23,142.867   21.45 496,316 3.77% 0.85% -26.20%
2021 23,142.867   29.06 672,519 3.14% 0.85% -3.13%
2020 23,142.867   30.00 694,263 4.44% 0.85% 13.85%
2019 30,310.924   26.20 794,266 4.52% 0.85% 19.57%

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)
Vanguard Windsor Fund
Admiral Class Qualified
Year Units (1)   Unit Value Net Assets (1) Investment
Income Ratio Expenses as a % of Average Assets Total (2)
Return
2023 5,868.907 $ 155.06 $ 910,036 2.80% 0.85% 11.66%
2022 6,004.047   135.95 816,245 1.07% 0.85% -0.01%
2021 6,042.137   141.29 853,663 3.21% 0.85% 25.71%
2020 9,152.867   111.22 1,018,017 2.97% 0.85% 7.45%
2019 10,196.978   104.33 1,063,872 1.93% 0.85% 30.68%

Vanguard Windsor Fund
Admiral Class Non-Qualified
Year Units (1)   Unit Value Net Assets (1) Investment
Income Ratio Expenses as a % of Average Assets Total (2)
Return
2023 137,179.541 $ 108.26 $ 14,850,413 4.28% 0.85% 13.63%
2022 142,564.521   94.91 13,531,194 1.61% 0.85% -3.63%
2021 158,493.035   98.64 15,633,250 4.84% 0.85% 26.80%
2020 162,212.600   77.65 12,595,930 3.76% 0.85% 5.44%
2019 179,048.591   72.84 13,041,764 2.28% 0.85% 28.71%

Vanguard Wellington Fund
Investor Class Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 2,248.605 $ 66.22 $ 148,896 2.38% 0.85% 13.45%
2022 2,248.605   58.37 131,249 2.02% 0.85% -14.99%
2021 2,248.609   68.66 154,386 3.23% 0.85% 18.09%
2020 2,248.609   58.14 130,732 2.49% 0.85% 9.75%
2019 2,248.609   52.97 119,115 2.76% 0.85% 21.54%

(1) Does not include reserve for payout annuity.
(2) Does include reseve for payout annuity.

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)
Vanguard Wellington Fund
Admiral Class Non-Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 109,011.720 $ 66.22 $ 7,218,424 2.39% 0.85% 13.44%
2022 109,075.957   58.37 6,366,651 2.02% 0.85% -14.99%
2021 109,106.034   68.66 7,491,080 3.24% 0.85% 18.09%
2020 109,136.851   58.14 6,345,150 2.48% 0.85% 9.77%
2019 108,040.638   52.97 5,723,229 2.79% 0.85% 21.34%

Vanguard U.S. Growth Fund (See Note B)
Admiral Class Qualified
Year Units   Unit Value   Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 460.817 $ 174.67 $ 80,493 0.42% 0.85% 35.38%
2022 571.711   121.23   69,307 0.28% 0.85% -29.93%
2021 911.988   202.36   184,548 2.13% 0.85% 9.79%
2020 1,189.707   181.48   215,913 0.41% 0.85% 70.18%
2019 1,162.067   115.31   133,996 0.77% 0.85% 32.83%

Vanguard U.S. Growth Fund (See Note B)
Admiral Class Non-Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 15,191.177 $ 174.67 $ 2,653,505 0.43% 0.85% 48.41%
2022 15,494.045   121.23 1,878,298 0.36% 0.85% -39.52%
2021 16,005.556   202.36 3,238,854 2.32% 0.85% 11.46%
2020 16,109.370   181.48 2,923,590 0.38% 0.85% 55.30%
2019 17,350.207   115.31 2,000,619 0.78% 0.85% 33.47%

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)
Vanguard Federal Money Market Fund
Investor Class Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 54,672.311 $ 4.70 $ 256,728 4.21% 0.85% 13.69%
2022 8,305.902   4.51 37,436 1.50% 0.85% 0.63%
2021 8,864.552   4.48 39,687 0.01% 0.85% -0.66%
2020 8,848.474   4.51 39,949 0.11% 0.85% -1.47%
2019 1,033.206   4.53 4,683 2.30% 0.85% 1.28%

Vanguard Federal Money Market Fund
Investor Class Non-Qualified
Year Units   Unit Value Net Assets Investment
Income Ratio Expenses as a % of Average Assets Total
Return
2023 154,709.873 $ 4.70 $ 726,479 5.03% 0.85% 4.18%
2022 154,709.873   4.51 697,298 1.55% 0.85% 0.62%
2021 174,110.355   4.48 779,501 0.01% 0.85% -0.80%
2020 184,544.264   4.51 833,184 0.46% 0.85% -0.39%
2019 187,188.641   4.53 848,494 2.14% 0.85% 1.28%

The expense ratio considers only the expense borne directly by the separate account and excludes expenses incurred directly by the underlying funds or charged through the redemption of units.

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note G - Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.
GAAP describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.
The Account's investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:
Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.
Level 3 - Unobservable inputs that cannot be corroborated by market data. These inputs reflect management's best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.
When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment's fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.
The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2023
Note G - Fair Value Measurements (Continued)
The following table presents information about the Account's assets measured at fair value on a recurring basis as of December 31, 2023 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:
  Level 1 Fair Value Measurements
Level 2 Level 3 Total
Vanguard Wellesley Income Fund Admiral Class Non-Qualified $ 1,320,764 $ 0 $ 0 $ 1,320,764
Vanguard Long-Term Corporate Fund Investor Class Qualified 48 0 0 48
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified 536,176 0 0 536,176
Vanguard Windsor Fund Admiral Class Qualified 965,949 0 0 965,949
Vanguard Windsor Fund Admiral Class Non-Qualified 14,901,580 0 0 14,901,580
Vanguard Wellington Fund Investor Class Qualified 149,504 0 0 149,504
Vanguard Wellington Fund Admiral Class Non-Qualified 7,266,293 0 0 7,266,293
Vanguard U.S. Growth Fund Admiral Class Qualified 86,977 0 0 86,977
Vanguard U.S. Growth Fund Admiral Class Non-Qualified 2,631,736 0 0 2,631,736
Vanguard Federal Money Market Fund Investor Class Qualified 257,397 0 0 257,397
Vanguard Federal Money Market Fund Investor Class Non-Qualified 736,084 0 0 736,084
Total Investments $ 28,852,508 $ 0 $ 0 $ 28,852,508

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm
To the Contract Owners and the Board of Directors of
Federal Life Variable Annuity Account A
Federal Life Insurance Company
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard U.S. Growth Fund and Vanguard Federal Money Market Fund) as of December 31, 2023 and the related statements of operations and changes in net assets for the years ended December 31, 2023 and 2022 and the related notes, (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective subaccounts of Federal Life Variable Annuity Account A as of December 31, 2023, and the results of its operations and changes in their net assets and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Accounts management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Account's auditor since 2019.

Minneapolis, Minnesota
February 22, 2024
Baker Tilly US, LLP, trading as Baker Tilly, is a member of the global network of Baker Tilly International Ltd., the members of which are separate and independent legal entities. 2020-2022 Baker Tilly US, LLP

Report of Independent Registered Public Accounting Firm
To the Contact Owners and the Board of Directors of
Federal Life Variable Annuity Account A
Federal Life Insurance Company
In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard U.S Growth Fund and Vanguard Federal Money Market Fund) as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Account's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Account's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Account's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.
Baker Tilly US, LLP, trading as Baker Tilly, is a member of the global network of Baker Tilly International Ltd., the members of which are separate and independent legal entities. 2020-2022 Baker Tilly US, LLP

This report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Minneapolis, Minnesota
February 22, 2024